The New Germany Fund, Inc.

Schedule of Investments	as of September 30, 2023 (Unaudited)

	Shares	Value ($)
Germany 95.0%
Common Stocks 89.4%
Aerospace & Defense 1.6%
Hensoldt AG	87,443	2,586,815

Automobile Components 1.5%
Hella GmbH & Co. KGaA	10,272	728,692
Vitesco Technologies Group AG*	21,666	1,760,642
		2,489,334
Biotechnology 0.3%
MorphoSys AG*	20,084	549,273

Chemicals 6.7%
Covestro AG 144A*	34,465	1,863,258
Evonik Industries AG	140,000	2,568,119
K+S AG (Registered)	171,821	3,125,456
LANXESS AG†	62,000	1,578,776
Wacker Chemie AG	13,118	1,884,089
		11,019,698
Commercial Services & Supplies 1.5%
Bilfinger SE	73,694	2,531,203

Consumer Staples Distribution & Retail 3.6%
HelloFresh SE*	200,000	5,988,573

Diversified Telecommunication Services 1.8%
United Internet AG (Registered)	140,000	3,003,180

Electrical Equipment 1.1%
Nordex SE* †	142,894	1,761,844

Electronic Equipment, Instruments & Components 0.9%
Jenoptik AG	60,479	1,536,844

Entertainment 2.6%
CTS Eventim AG & Co. KGaA	75,400	4,299,035

Financial Services 1.1%
Deutsche Pfandbriefbank AG 144A	94,756	675,205
GRENKE AG	56,553	1,239,481
		1,914,686
Food Products 0.7%
KWS Saat SE & Co. KGaA	21,000	1,236,255

Ground Transportation 0.6%
Sixt SE	10,833	1,007,064

Health Care Equipment & Supplies 2.2%
Carl Zeiss Meditec AG	41,000	3,595,282

Health Care Providers & Services 2.3%
Fresenius Medical Care AG & Co. KGaA	90,000	3,891,725

Hotels, Restaurants & Leisure 2.0%
Delivery Hero SE 144A*	113,662	3,269,782

Independent Power & Renewable Electricity Producers 1.6%
Encavis AG* †	183,000	2,581,857

Insurance 2.6%
Talanx AG	67,000	4,256,376

Interactive Media & Services 4.4%

Scout24 SE 144A	104,863	7,290,161

	Shares	Value ($)
IT Services 5.3%
Bechtle AG	95,000	4,449,925
GFT Technologies SE	45,131	1,260,560
Ionos SE*	196,410	2,982,131
		8,692,616
Life Sciences Tools & Services 3.1%
Evotec SE*	81,130	1,623,519
Gerresheimer AG	33,542	3,531,894
		5,155,413
Machinery 12.5%
Deutz AG	511,326	2,263,018
Duerr AG	21,465	584,088
GEA Group AG	85,221	3,154,511
KION Group AG	50,000	1,926,487
Knorr-Bremse AG	74,000	4,715,175
Krones AG	33,235	3,432,708
Stabilus SE	44,500	2,494,824
Vossloh AG	57,549	2,406,849
		20,977,660
Media 1.1%
ProSiebenSat.1 Media SE	67,877	460,388
Stroeer SE & Co. KGaA	29,871	1,331,514
		1,791,902
Metals & Mining 2.8%
Aurubis AG	15,700	1,165,948
thyssenkrupp AG	450,000	3,442,900
		4,608,848
Oil, Gas & Consumable Fuels 0.3%
VERBIO Vereinigte BioEnergie AG	13,499	544,697

Passenger Airlines 3.2%
Deutsche Lufthansa AG (Registered)*	664,089	5,277,750

Pharmaceuticals 0.6%
Dermapharm Holding SE	25,000	1,035,506

Professional Services 0.9%
Amadeus Fire AG†	12,300	1,455,998

Real Estate Management & Development 2.9%
LEG Immobilien SE*	66,037	4,568,571
PATRIZIA SE	52,822	420,578
		4,989,149
Semiconductors & Semiconductor Equipment 4.5%
AIXTRON SE	110,000	4,055,416
Elmos Semiconductor SE	30,000	2,029,720
Siltronic AG	7,000	599,969
SMA Solar Technology AG* †	12,924	840,877
		7,525,982
Software 1.9%
Nemetschek SE	25,900	1,587,239
TeamViewer SE 144A*	97,908	1,654,493
		3,241,732
Specialty Retail 0.8%
About You Holding SE* †	132,380	743,570
Fielmann Group AG	16,489	713,706
		1,457,276
Technology Hardware, Storage & Peripherals 0.3%
Cherry SE*	94,182	470,179

Textiles, Apparel & Luxury Goods 6.7%
HUGO BOSS AG	89,779	5,695,876
Puma SE	87,520	5,448,771
		11,144,647
Trading Companies & Distributors 1.0%
Brenntag SE	22,333	1,737,521

Transportation Infrastructure 0.6%
Fraport AG Frankfurt Airport Services Worldwide*	17,696	941,323

	Shares	Value ($)
Wireless Telecommunication Services 1.8%
1&1 AG	26,047	441,809
Freenet AG	110,968	2,605,993
		3,047,802
Total Common Stocks (Cost $163,603,926)		148,904,988

Preferred Stocks 5.6%
Chemicals 2.8%
FUCHS SE	121,416	4,733,405

Machinery 2.8%
Jungheinrich AG	153,772	4,620,655
Total Preferred Stocks (Cost $8,509,015)		9,354,060

Total Germany (Cost $172,112,941)		158,259,048

Netherlands 2.5%
Common Stocks
Consumer Staples Distribution & Retail 2.4%
Redcare Pharmacy NV 144A* (Cost $3,431,517)	38,228	4,088,056

Luxembourg 2.0%
Common Stocks
Commercial Services & Supplies 1.2%
Befesa SA 144A	62,869	1,925,080

Media 0.8%
RTL Group SA	40,000	1,376,440
Total Luxembourg (Cost $6,154,914)		3,301,520

Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.25% (Cost $4,233,507) (a) (b)	4,233,507	4,233,507

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (Cost $1,069,375) (b)	1,069,377	1,069,377

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $187,002,254)	102.6	170,951,508
Other Assets and Liabilities, Net	(2.6)	(4,373,320)
Net Assets	100.0	166,578,188

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.25% (a) (b)
–	4,233,507 (c)	–	–	–	41,403	–	4,233,507	4,233,507
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (b)
2,208,318	22,727,239	23,866,180	–	–	103,606	–	1,069,377	1,069,377
2,208,318	26,960,746	23,866,180	–	–	145,009	–	5,302,884	5,302,884

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2023 amounted to $4,159,985, which is 2.5% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$158,259,048	$—	$—	$158,259,048
Netherlands	4,088,056	—	—	4,088,056
Luxembourg	3,301,520	—	—	3,301,520
Short-Term Instruments (d)	5,302,884	—	—	5,302,884
Total	$170,951,508	$—	$—	$170,951,508

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

The shares of most closed-end funds, including the Fund, are not continuously offered. Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH3

R-080548-2 (1/25)